Liability related to sales of future royalties and sales milestones, net (Tables)	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Liability Related to Sale of Revenue
The following table shows the activity within the liability related to future royalties and sales milestones, net for the six months ended June 30, 2023 and 2022, respectively (in thousands):

	2023	2022
Balance at January 01,	$125,900	$47,016
Non-cash interest expense on liability related to future royalties and sales milestones, net	9,864	3,599
Balance at June 30,	$135,764	$50,615